Cash and cash equivalents - Presented in currency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 3,055,194	¥ 1,077,875	¥ 565,027	¥ 847,767
USD
Cash and cash equivalents in currencies
Cash and cash equivalents	1,459,069	718,156
RMB
Cash and cash equivalents in currencies
Cash and cash equivalents	1,369,401	271,568
HKD
Cash and cash equivalents in currencies
Cash and cash equivalents	212,444	77,489
SGD
Cash and cash equivalents in currencies
Cash and cash equivalents	6,889	8,318
IDR
Cash and cash equivalents in currencies
Cash and cash equivalents	4,129	¥ 2,344
MYR
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 3,262